DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 7 – DERIVATIVE WARRANT LIABILITY

On February 9, 2011, we issued five-year warrants to purchase 262,750 shares of our common stock at an exercise price of $12.00 per share in conjunction with the private placement described in Note 10.  If we issue common stock or common stock equivalents at a price per share less than the exercise price of the warrants, the exercise price of the warrants is decreased to equal the price at which the common stock or common stock equivalents were issued.  The exercise price cannot be reduced below $9.00 per share. We determined that the potential adjustment to the exercise price of the warrants exceeded the economic dilution suffered and therefore the warrants are not to be considered indexed to our common stock and causes the warrants to be a derivative liability. Derivative financial instruments are classified as liabilities and carried at fair value at each reporting date, with changes reflected in the statements of operations.

On June 22, 2011, the exercise price of the warrants was reduced from $12.00 per share to $11.00 per share as a result of the issuance of the convertible debentures at a conversion price of $11.00 per share as described in Note 6.  As a result, we recognized the difference in the fair value of the warrants of $39,503 as of that date as an additional unrealized fair value change in the derivative gain for the nine months ended September 30, 2011.

The following table summarizes the components of changes in our derivative warrant liability during the nine months ended September 30, 2011:

Nine Months ended
September 30, 2011
Beginning balance	$-
Derivatives recognized upon issuance	2,090,648
Fair value change due to repricing, included in income	39,503
Unrealized fair value changes, included in income	(1,229,992)
Total unrealized gain, included in income	(1,190,489)
Ending balance	$900,159

The Company uses the Black-Scholes option valuation model to measure the fair value of the warrants, and based on the following assumptions, a summary of the fair values are as follows:

	February 9, 2011	June 22, 2011	June 22, 2011	September 30, 2011
Exercise price	$12.00	$12.00	$11.00	$11.00
Trading market price	$10.62	$9.00	$9.00	$7.40
Expected life (years)	5.00	4.64	4.64	4.36
Equivalent volatility	102.90%	82.80%	82.80%	71.50%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	2.33%	1.58%	1.58%	0.98%
Fair value	$2,090,648	$1,386,411	$1,425,914	$900,159

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments represent the embedded conversion features in our Notes that required bifurcation from the host debt agreements. Derivative financial instruments are classified as liabilities and carried at fair value, with changes reflected in the statement of operations. The following table summarizes the components of changes in our derivative financial instruments during 2009 and 2010:

Amount
Balance at June 8, 2009 (first date of issuance)	$—
Modifications and issuances:
Derivatives recognized upon modification of Notes, discussed in Note 7	529,031
Derivatives recognized upon issuance of post-modification Notes	2,034,576
Unrealized fair value changes, included in income	289,404
Balance at December 31, 2009	2,853,011
Derivatives recognized upon issuance	1,705,174
Unrealized fair value changes, included in income	(1,578,851)
Conversion	(2,979,334)
Balance at December 31, 2010	$-

The following table summarizes the effect on our consolidated statements of operations related to derivative financial instruments:

	Year Ended December 31,
	2010	2009
Day one derivative losses	$-	$1,315,516
Fair value changes	(1,578,851)	289,404
Total derivative valuation (gain) loss	$(1,578,851)	$1,604,920

We value our derivative financial instruments using a Monte Carlo Simulation Technique (“MCST”) using Level 3 inputs. The MCST was selected because this technique embodies all of the types of inputs that we expect market participants would consider in determining the fair value of equity linked derivatives embedded in hybrid debt agreements. Those inputs include equity-related inputs, as well as credit risks, interest risks and redemption behaviors. The following table summarizes the significant inputs and equivalent amounts across ranges of simulations resulting from the calculations:

Year ended December 31,
	2010	2009
Trading market price	$3.80-$11.80	$10.20-$18.20
Expected life (years)	0.85 - 1.25	1.24 - 1.73
Equivalent volatility	88.7% - 145.3%	97.0% - 122.2%
Risk adjusted yield	8.4% - 9.7%	9.7% - 12.0%
Risk adjusted interest rate	15.1%-18.0%	14.4%-18.0%